Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.6

Data Compare Summary (Total)
Run Date - XXX
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	0	96	0.00%	96
State	0	96	0.00%	96
Zip	5	96	5.21%	96
Original Loan Amount	0	96	0.00%	96
First Payment Date	0	96	0.00%	96
Original Term	39	95	41.05%	96
Amortization Term	39	40	97.50%	96
Maturity Date	0	96	0.00%	96
Original Interest Rate	0	96	0.00%	96
Amortization Type	39	39	100.00%	96
Representative FICO	1	96	1.04%	96
Property Type	16	96	16.67%	96
Lien Position	39	96	40.63%	96
Occupancy	0	96	0.00%	96
Purpose	0	96	0.00%	96
Appraised Value	0	42	0.00%	96
Original CLTV	0	96	0.00%	96
Original LTV	0	96	0.00%	96
Originator Loan Designation	1	50	2.00%	96
Investor: Qualifying Total Debt Ratio	4	52	7.69%	96
Guideline Name	39	39	100.00%	96
Contract Sales Price	38	75	50.67%	96
Street	0	57	0.00%	96
Borrower First Name	4	57	7.02%	96
Borrower Last Name	7	57	12.28%	96
Coborrower First Name	2	16	12.50%	96
Coborrower Last Name	2	16	12.50%	96
Note Date	2	57	3.51%	96
Original P&I	0	57	0.00%	96
# of Units	0	57	0.00%	96
LTV Valuation Value	1	32	3.13%	96
Refi Purpose	0	12	0.00%	96
Subject Debt Service Coverage Ratio	21	44	47.73%	96
Total	299	2,238	13.36%	96